Accounts receivable, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 General and administrative expenses USD ($)	Dec. 31, 2013 General and administrative expenses CNY	Dec. 31, 2012 General and administrative expenses CNY	Dec. 31, 2011 General and administrative expenses CNY
Accounts receivable, net
Additions to allowance for doubtful accounts	$ 1,163	7,038	1,928	340	$ 1,163	7,038	1,928	340